Accrued Expenses and Other Current Liabilities	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
14.	ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consist of the following:

	December 31, 2019	December 31, 2018
Accrued payroll	$312,044	$133,448
Accrued rental fee	49,395	-
Accrued professional service fee	83,110	140,504
Dividends due to former shareholders of Zhejiang Jingyuxin (1)	170,781	-
Interest payable	-	24,164
Other current liabilities	95,535	-
	$710,865	$298,116

(1)	The balance represented the unpaid dividends due to former shareholders of Lixin, who sold equity interests in Lixin to the Company.